Note 19 - Leases (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of quantitative information about right-of-use assets [text block]
	2023	2022

Balance at January 1	295	446
Depreciation	(124)	(137)
Foreign currency movement	(15)	(14)
Balance at December 31	156	295

Disclosure of quantitative information about lease liability [text block]
	2023	2022

Balance at January 1	313	465
Additions to lease liability	67	-
Finance cost	22	31
Lease payments	(184)	(150)
Foreign currency movement	(10)	(33)
Balance at December 31	208	313

Disclosure of profit or loss and cash flow amounts of leases [text block]
	2023	2022	2021

Finance cost on lease liabilities (note 15)	22	31	24
Unrealised foreign exchange gain	(5)	19	1
Depreciation (note 18)	124	137	115
	141	187	140
	2023	2022	2021

Total cash outflow for leases - principal	162	119	105
Total cash outflow for leases - finance cost	22	31	24
Total cash outflow for leases - payments	184	150	129

Disclosure of maturity analysis of operating lease payments [text block]
	2023	2022

Less than one year	175	152
One to two years	42	150
Two to three years	–	40
Total lease payments	217	342
Finance cost	(9)	(29)
Present value of lease liabilities	208	313